COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS
Rent expenses under operating leases	$ 43,898	$ 42,429	$ 40,490
Future minimum lease payments under non-cancelable operating leases agreements
2015	36,239
2016	26,433
2017	16,086
2018	10,426
2019 and thereafter	7,749
Total	$ 96,933